Segmentation of key figures	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Segmentation of key figures	Segmentation of key figures
The segment information disclosed in these Condensed Consolidated Interim Financial Statements reflects historical results consistent with the identifiable reportable segments of Alcon and financial information that the Chief Operating Decision Maker ("CODM") reviews to evaluate segmental performance and allocate resources among the segments. The CODM is the Executive Committee of Alcon.
The businesses of Alcon are divided operationally on a worldwide basis into two identified reportable segments, Surgical and Vision Care. As indicated below, certain income and expenses are not allocated to segments.
Reportable segments are presented in a manner consistent with the internal reporting to the CODM. The reportable segments are managed separately due to their distinct needs and activities for research, development, manufacturing, distribution and commercial execution.
The Executive Committee of Alcon is responsible for allocating resources and assessing the performance of the reportable segments.
In Surgical, Alcon researches, develops, manufactures, distributes and sells ophthalmic products for cataract surgery, vitreoretinal surgery, refractive laser surgery and glaucoma surgery. The surgical portfolio also includes implantables, consumables and surgical equipment required for these procedures and supports the end-to-end procedure needs of the ophthalmic surgeon.
In Vision Care, Alcon researches, develops, manufactures, distributes and sells daily disposable, reusable, and color-enhancing contact lenses and a comprehensive portfolio of ocular health products, including products for dry eye, contact lens care and ocular allergies, as well as ocular vitamins and redness relievers.
Alcon also provides services, training, education and technical support for both the Surgical and Vision Care businesses.
The basis of preparation described in Note 1, and the selected accounting policies mentioned in Note 2 of these Condensed Consolidated Interim Financial Statements, are used in the reporting of segment results.
The Executive Committee of Alcon evaluates segmental performance and allocates resources among the segments primarily based on net sales and segment contribution.
Net identifiable assets are not assigned to the segments in the internal reporting to the CODM, and are not considered in evaluating the performance of the business segments by the Executive Committee of Alcon.
Segment contribution excludes amortization and impairment charges for acquired product rights or other intangibles, general and administrative expenses for corporate activities, spin readiness and separation costs, transformation costs, fair value adjustments of contingent consideration liabilities and certain other income and expense items.
General & administration (corporate) includes the costs of the Alcon corporate headquarters, including all related corporate function costs. For a portion of the historical comparative period only, the related corporate function costs were allocated to Alcon from its Former Parent.
Other income and expense items excluded from segment contribution include fair value adjustments of financial assets in the form of options to acquire a company carried at fair value through profit and loss ("FVPL"), net gains and losses on fund investments and equity securities valued at FVPL, restructuring costs, legal settlements, integration related expenses and other income and expense items not attributed to a specific segment.
Certain income and expense items, primarily related to fair value adjustments of contingent consideration liabilities and option rights and integration related expenses, previously included in segment contribution in the prior year period have been reclassified to conform with reporting of segment contribution to the CODM in the current period. The reclassifications resulted in an increase in Surgical and Vision Care segment contribution of $18 million and $8 million, respectively, in the three months ended June 30, 2019 and an increase in Surgical and Vision Care segment contribution of $23 million and $19 million, respectively, during the six months ended June 30, 2019.
Segmentation - Consolidated income statements
Three months ended June 30, 2020 and 2019

	Surgical		Vision Care		Company
	Three months ended June 30		Three months ended June 30		Three months ended June 30
($ millions)	2020	2019	2020	2019	2020	2019
Net sales to third parties	602	1,051	596	812	1,198	1,863
Other revenues	—	—	16	40	16	40
Net sales and other revenue	602	1,051	612	852	1,214	1,903
Segment contribution	(28)	235	22	143	(6)	378
Amortization of intangible assets					(273)	(270)
Impairment charges on intangible assets					(41)	—
General & administration (corporate)					(62)	(54)
Separation costs					(62)	(78)
Transformation costs					(13)	(5)
Fair value adjustments of contingent consideration liabilities					(4)	3
Other					(5)	(27)
Operating (loss)					(466)	(53)
Interest expense					(30)	(35)
Other financial income & expense					(6)	(8)
(Loss) before taxes					(502)	(96)

Six months ended June 30, 2020 and 2019

	Surgical		Vision Care		Company
	Six months ended June 30		Six months ended June 30		Six months ended June 30
($ millions)	2020	2019	2020	2019	2020	2019
Net sales to third parties	1,586	2,051	1,434	1,589	3,020	3,640
Other revenues	—	—	35	87	35	87
Net sales and other revenues	1,586	2,051	1,469	1,676	3,055	3,727
Segment contribution	180	463	188	301	368	764
Amortization of intangible assets					(545)	(536)
Impairment charges on intangible assets					(57)	—
General & administration (corporate)					(115)	(102)
Separation costs					(133)	(78)
Spin readiness costs					—	(72)
Transformation costs					(20)	(5)
Fair value adjustments of contingent consideration liabilities					40	13
Other					(32)	(85)
Operating (loss)					(494)	(101)
Interest expense					(61)	(44)
Other financial income & expense					(16)	(16)
(Loss) before taxes					(571)	(161)

Net sales by segment

	Three months ended June 30		Six months ended June 30
($ millions)	2020	2019	2020	2019
Surgical
Implantables	176	300	486	585
Consumables	320	588	839	1,139
Equipment/other	106	163	261	327
Total Surgical	602	1,051	1,586	2,051
Vision Care
Contact lenses	329	493	831	991
Ocular health	267	319	603	598
Total Vision Care	596	812	1,434	1,589
Net sales to third parties	1,198	1,863	3,020	3,640

Net sales by region(1)

	Three months ended June 30				Six months ended June 30
($ millions unless indicated otherwise)	2020		2019		2020		2019
United States	493	41%	779	42%	1,285	43%	1,516	42%
International	705	59%	1,084	58%	1,735	57%	2,124	58%
Net sales to third parties	1,198	100%	1,863	100%	3,020	100%	3,640	100%
(1) Net sales to third parties by location of third-party customer.